Details of Significant Accounts - Revenue, schedule of revenue recognized that was included in contract liability balance at beginning of the period (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Details of Significant Accounts
Revenue recognized that was included in the contract liability balance at the beginning of the period	$ 17,161	$ 15,270	$ 12,738